13F-HR
<SEQUENCE>1
<FILENAME>armb09302009.txt
13F-HR - armb09302009.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              October 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  45,163
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                September 30, 2009

COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4 COLUMN 5     COLUMN 6 COLUMN 7 COLUMN 8

                                TITLE                        VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
ACADIA RLTY TR                  COM SH BEN INT   '004239109       129   8620 SH      SOLE              8620
ALEXANDERS INC                  COM              '014752109       307   1040 SH      SOLE              1040
ALEXANDRIA REAL ESTATE EQUIT    COM              '015271109       434   8000 SH      SOLE              8000
AMB PPTY CORP                   COM              '00163T109       775  33790 SH      SOLE             33790
AMERICAN CAMPUS CMNTYS INC      COM              '024835100       286  10670 SH      SOLE             10670
APARTMENT INVT + MGMT CO        CLASS A          '03748R101       495  33606 SH      SOLE             33606
AVALONBAY CMNTYS INC            COM              '053484101      1430  19672 SH      SOLE             19672
BIOMED RLTY TR INC              COM              '09063H107       241  17470 SH      SOLE             17470
BOSTON PPTYS INC                COM              '101121101      1826  27870 SH      SOLE             27870
BRANDYWINE RLTY TR              SH BEN INT NEW   '105368203       290  26290 SH      SOLE             26290
BRE PROPERTIES INC              CLASS A          '05564E106       464  14830 SH      SOLE             14830
CAMDEN PPTY TR                  SH BEN INT       '133131102       535  13290 SH      SOLE             13290
CBL + ASSOC PPTYS INC           COM              '124830100       272  28110 SH      SOLE             28110
CORPORATE OFFICE PPTYS TR       SH BEN INT       '22002T108       413  11220 SH      SOLE             11220
DCT INDUSTRIAL TRUST INC        COM              '233153105       193  37790 SH      SOLE             37790
DEVELOPERS DIVERSIFIED RLTY     COM              '251591103       261  28280 SH      SOLE             28280
DIAMONDROCK HOSPITALITY CO      COM              '252784301       190  23480 SH      SOLE             23480
DIGITAL RLTY TR INC             COM              '253868103       724  15840 SH      SOLE             15840
DOUGLAS EMMETT INC              COM              '25960P109       303  24740 SH      SOLE             24740
DUKE REALTY CORP                COM NEW          '264411505       536  44660 SH      SOLE             44660
EASTGROUP PPTYS INC             COM              '277276101       206   5400 SH      SOLE              5400
ENTERTAINMENT PPTYS TR          COM SH BEN INT   '29380T105       244   7150 SH      SOLE              7150
EQUITY LIFESTYLE PPTYS INC      COM              '29472R108       343   8020 SH      SOLE              8020
EQUITY ONE INC                  COM              '294752100       293  18720 SH      SOLE             18720
EQUITY RESIDENTIAL              SH BEN INT       '29476L107      2011  65530 SH      SOLE             65530
ESSEX PPTY TR INC               COM              '297178105       446   5610 SH      SOLE              5610
EXTRA SPACE STORAGE INC         COM              '30225T102       278  26360 SH      SOLE             26360
FEDERAL REALTY INVT TR          SH BEN INT NEW   '313747206       735  11990 SH      SOLE             11990
FRANKLIN STREET PPTYS CORP      COM              '35471R106       201  15390 SH      SOLE             15390
HCP INC                         COM              '40414L109      1934  67300 SH      SOLE             67300
HEALTH CARE REIT INC            COM              '42217K106       940  22590 SH      SOLE             22590
HEALTHCARE RLTY TR              COM              '421946104       270  12790 SH      SOLE             12790
HIGHWOODS PPTYS INC             COM              '431284108       434  13810 SH      SOLE             13810
HOME PROPERTIES INC             COM              '437306103       302   7020 SH      SOLE              7020
HOSPITALITY PPTYS TR            COM SH BEN INT   '44106M102       464  22800 SH      SOLE             22800
HOST HOTELS & RESORTS INC       COM              '44107P104      1456 123760 SH      SOLE            123760
HRPT PPTYS TR                   COM SH BEN INT   '40426W101       343  45620 SH      SOLE             45620
INLAND REAL ESTATE CORP         COM NEW          '457461200       125  14340 SH      SOLE             14340
KILROY RLTY CORP                COM              '49427F108       244   8820 SH      SOLE              8820
KIMCO REALTY CORP               COM              '49446R109       986  75690 SH      SOLE             75690
LASALLE HOTEL PPTYS             COM SH BEN INT   '517942108       254  12960 SH      SOLE             12960
LIBERTY PPTY TR                 SH BEN INT       '531172104       666  20490 SH      SOLE             20490
MACERICH CO                     COM              '554382101       627  20680 SH      SOLE             20680
MACK CALI RLTY CORP             COM              '554489104       503  15570 SH      SOLE             15570
MID AMER APT CMNTYS INC         COM              '59522J103       276   6130 SH      SOLE              6130
NATIONAL RETAIL PROPERTIES I    COM              '637417106       365  17040 SH      SOLE             17040
NATIONWIDE HEALTH PPTYS INC     COM              '638620104       857  27660 SH      SOLE             27660
OMEGA HEALTHCARE INVS INC       COM              '681936100       268  16790 SH      SOLE             16790
PLUM CREEK TIMBER CO INC        COM              '729251108      1021  33350 SH      SOLE             33350
POST PPTYS INC                  COM              '737464107       276  15360 SH      SOLE             15360
POTLATCH CORP NEW               COM              '737630103       242   8520 SH      SOLE              8520
PROLOGIS                        SH BEN INT       '743410102      1222 102540 SH      SOLE            102540
PS BUSINESS PKS INC CALIF       COM              '69360J107       227   4440 SH      SOLE              4440
PUBLIC STORAGE                  COM              '74460D109      2835  37680 SH      SOLE             37680
RAYONIER INC                    COM              '754907103       671  16410 SH      SOLE             16410
REALTY INCOME CORP              COM              '756109104       558  21770 SH      SOLE             21770
REGENCY CTRS CORP               COM              '758849103       603  16280 SH      SOLE             16280
SENIOR HSG PPTYS TR             SH BEN INT       '81721M109       480  25140 SH      SOLE             25140
SIMON PPTY GROUP INC NEW        COM              '828806109      4019  57897 SH      SOLE             57897
SL GREEN RLTY CORP              COM              '78440X101       813  18550 SH      SOLE             18550
SOVRAN SELF STORAGE INC         COM              '84610H108       144   4740 SH      SOLE              4740
TANGER FACTORY OUTLET CTRS I    COM              '875465106       303   8120 SH      SOLE              8120
TAUBMAN CTRS INC                COM              '876664103       390  10820 SH      SOLE             10820
UDR INC                         COM              '902653104       466  29615 SH      SOLE             29615
VENTAS INC                      COM              '92276F100      1514  39350 SH      SOLE             39350
VORNADO RLTY TR                 SH BEN INT       '929042109      2398  37235 SH      SOLE             37235
WASHINGTON REAL ESTATE INVT     SH BEN INT       '939653101       328  11390 SH      SOLE             11390
WEINGARTEN RLTY INVS            SH BEN INT       '948741103       478  24020 SH      SOLE             24020
